Note H - Acquisition	9 Months Ended
Dec. 31, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note H — Acquisition

On December 14, 2012, the Company acquired a 376-unit, 52,000-square-foot self-storage facility in the Austin suburb of Cedar Park, Texas (“Cedar Park”).  Cedar Park was built during 2006, the storage facility is comprised of 12 buildings on 4 acres. The property recognizes rental income through month to month rental agreements for the use of the self storage facility. The purchase price of $3.3 million was funded from our public offering of common stock. As of December 31, 2012, the occupancy was 76.5%.

The related assets, liabilities, and results of operations of the acquired properties are included in the consolidated financial statements as of the date of acquisition. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date for our 2012 acquisition:

Assets
Land and improvements	$819,000
Building and improvements	2,460,000
Cash	29,000
Total assets aquired	3,308,000
Liabilities
Accounts payable and accrued expenses	--
Total liabilities assumed	--
Net assets and liabilities aquired	$3,308,000

Pro forma results of the Company (unaudited)

The following table of pro forma consolidated results of operations of the Company for the period from April 3, 2012 (inception) through December 31, 2012 assumes that the acquisition of Cedar Park was completed as of April 3, 2012 (inception of the Company).

Revenues from continuing operations	$324,000
Net loss available to common stockholders (1)	(671,000)
Net loss available to common stockholders per share – basic (1)	(1.43)
Net loss available to common stockholders per share – diluted (1) (2)	(1.43)

(1)The pro forma results for the period from April 3, 2012 (inception) through December 31, 2012 were adjusted to exclude acquisition-related expenses of approximately $227,000 incurred in 2012 for the acquisition of Cedar Park

(2) The pro forma results include assumptions the acquisition was funded by pro forma proceeds from our public offering. The proceeds for the acquisition of Cedar Park was funded through proceeds from our public offering which was primarily received during December 2012. The pro forma results assume these proceeds were received during April 2012.